HSBC EMERGING MARKETS DEBT FUND

HSBC Funds

HSBC Emerging Markets Debt Fund

Supplement dated March 10, 2017
to the Prospectus, dated February 28, 2017

IMPORTANT NOTICE REGARDING YOUR INVESTMENT

REORGANIZATION OF THE HSBC EMERGING MARKETS LOCAL DEBT FUND WITH
AND INTO THE HSBC EMERGING MARKETS DEBT FUND

Upon the recommendation of HSBC Global Asset Management (USA) Inc. (“HSBC”), the Board of Trustees (individually, the “Trustees” and, together, the “Board”) of the HSBC Funds (the “Trust”) approved the reorganization of the HSBC Emerging Markets Local Debt Fund (the “Acquired Fund”) with and into the HSBC Emerging Markets Debt Fund (the “Surviving Fund” and, together with the Acquired Fund, the “Funds”) (the “Reorganization”). Under the Agreement and Plan of Reorganization, (1) the assets of the Acquired Fund will be transferred to the Surviving Fund in exchange solely for shares of the Surviving Fund and the assumption of the Acquired Fund’s liabilities; and (2) the shares of the Surviving Fund received by the Acquired Fund will be distributed by the Acquired Fund to its shareholders in complete liquidation of the Acquired Fund and in cancellation of all of the Acquired Fund’s shares.

The Reorganization will be consummated after the close of business on or about April 7, 2017 (the “Closing Date”). Shareholders of the Acquired Fund who do not wish to own shares of the Surviving Fund may: (1) redeem their shares at any time prior to the Closing Date; or (2) exchange their shares for shares of another series of the Trust prior to the Closing Date, as described in the Funds’ Prospectus and Statement of Additional Information (“SAI”), each dated February 28, 2017.

The Reorganization does not require shareholder approval. Shareholders of the Acquired Fund may redeem or exchange their shares at any time prior to the Closing Date. If you have any questions about the Reorganization, or would like to request copies of the Funds’ Prospectus and SAI, please call the Trust at 1-800-782-8183. You can obtain copies of the Funds’ Prospectus and SAI, as well as the Funds’ annual and semi-annual reports, at www.emfunds.us.hsbc.com.

The Funds’ Fees and Expenses

Although operating expenses vary between the Funds, and shareholder servicing fees differ among share classes, the corresponding shares of the Acquired Fund and the Surviving Fund have substantially similar fee structures, including identical sales charges, management fees and shareholder servicing fees. These differences are discussed in more detail in the side-by-side chart below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - HSBC EMERGING MARKETS DEBT FUND	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - HSBC EMERGING MARKETS DEBT FUND		Class A		Class I
Management Fee		0.50%		0.50%
Distribution (12b-1) Fee		none		none
Shareholder Servicing Fee		0.25%		none
Other Operating Expenses		2.33%		2.23%
Total Other Expenses		2.58%		2.23%
Acquired Fund Fees and Expenses		0.03%		0.03%
Total Annual Fund Operating Expenses	[1]	3.11%		2.76%
Fee Waiver and/or Expense Reimbursement		(2.23%)	[2]	(2.23%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.88%		0.53%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of each Fund and do not include Acquired Fund Fees and Expenses.
[2]	HSBC has entered into a contractual expense limitation agreement with each Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies) to an annual rate of 0.85% for Class A Shares. Any amounts contractually waived or reimbursed by HSBC will be subject to repayment by the applicable Fund to HSBC within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2018. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between the Trust and HSBC, or it may be terminated upon written notice to HSBC by the Trust's Board of Trustees.
[3]	HSBC has entered into a contractual expense limitation agreement with each Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies) to an annual rate of 0.50% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the applicable Fund to HSBC within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2018. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between the Trust and HSBC, or it may be terminated upon written notice to HSBC by the Trust's Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your applicable shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that each Fund’s operating expenses remain the same (except that the Example incorporates the Expense Limitation Agreements for only the first year). Pro forma expenses are included assuming a Reorganization of the Funds. The examples are for comparison purposes only and are not a representation of either Fund’s actual expenses or returns, either past or future. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - HSBC EMERGING MARKETS DEBT FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	561	1,189	1,842	3,584
Class I	54	644	1,260	2,926

The Funds’ Past Performance

The bar charts and tables below provide an indication of the risks of investing in each Fund by showing: (1) changes in the performance of each Fund’s A Shares from year-to-year; and (2) how the average annual total returns of each Fund’s Class A and Class I Shares compare to those of a broad-based securities market index. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar charts below show each Fund’s annual returns for Class A Shares and how performance has varied from year-to-year. The returns for Class I Shares will differ from the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter:	Q3 2012	7.24%
Worst Quarter:	Q2 2013	-6.10%

Average Annual Total Returns (for the periods ended December 31, 2016)
Average Annual Total Returns - HSBC EMERGING MARKETS DEBT FUND	Inception Date	1 Year	5 Years	Since Inception
Class A	Apr. 07, 2011	3.26%	3.65%	4.12%
Class A | After Taxes on Distributions	Apr. 07, 2011	1.43%	1.61%	2.10%
Class A | After Taxes on Distributions and Sales	Apr. 07, 2011	1.86%	1.98%	2.36%
Class I	Apr. 07, 2011	8.69%	5.03%	5.37%
EMBI Global (reflects no deduction for fees, expenses or taxes)		10.19%	5.44%	5.94%	[1]
[1]	Since April 7, 2011.